FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2026 and 2025:

	January 31, 2026
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$8,555	$—
Total assets	$—	$8,555	$—

	January 31, 2025
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$2,522	$—
Total assets	$—	$2,522	$—
Liabilities:
Foreign currency forward contracts	$—	$262	$—
Total liabilities	$—	$262	$—